Investments and Related Matters Other Segments (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Investments	$ 5,386,000,000		$ 5,386,000,000		$ 8,938,000,000	$ 7,470,000,000
Other Segments [Member]
Schedule of Investments [Line Items]
Equity Method Investments	308,000,000		308,000,000		286,000,000
Other Investments	96,000,000		96,000,000		204,000,000
Investments	404,000,000		404,000,000		490,000,000
Federal-Mogul [Member]
Schedule of Investments [Line Items]
Equity Method Investments	248,000,000		248,000,000		228,000,000		210,000,000
Equity earnings from non-consolidated affiliates	12,000,000	10,000,000	22,000,000	20,000,000	37,000,000	32,000,000	16,000,000
Sales generated by non-consolidated affiliates			393,000,000	375,000,000	744,000,000	605,000,000	437,000,000
Net income generated by non-consolidated affiliates			52,000,000	49,000,000	88,000,000	72,000,000	41,000,000
Proceeds from Equity Method Investment, Dividends or Distributions			1,000,000		16,000,000	43,000,000	7,000,000
ARI [Member]
Schedule of Investments [Line Items]
Equity Method Investments	46,000,000		46,000,000		45,000,000
Minimum [Member] | Federal-Mogul [Member]
Schedule of Investments [Line Items]
Ownership in several non-consolidated affiliates, Percentage	2.00%		2.00%		2.00%
Maximum [Member] | Federal-Mogul [Member]
Schedule of Investments [Line Items]
Ownership in several non-consolidated affiliates, Percentage	50.00%		50.00%		50.00%
Turkey JV [Member]
Schedule of Investments [Line Items]
Purchases from joint venture						127,000,000	94,000,000
Turkey JV [Member] | Federal-Mogul [Member]
Schedule of Investments [Line Items]
Ownership in several non-consolidated affiliates, Percentage	50.00%		50.00%
Purchases from joint venture					171,000,000
Sales to joint venture					46,000,000	36,000,000	27,000,000
Due from Joint Ventures					6,000,000	7,000,000
Maximum payout amounts relating to put options written	59,000,000		59,000,000
Variable Interest Entity, Not Primary Beneficiary [Member] | ARI [Member]
Schedule of Investments [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	46,000,000		46,000,000		46,000,000
Amortized Cost [Member] | Other Segments [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities					17,000,000	24,000,000
Investments in precious metal					150,000,000	0
Equity method investments and other					320,000,000	304,000,000
Investments					487,000,000	328,000,000
Fair Value [Member] | Other Segments [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities					20,000,000	19,000,000
Investments in precious metal					150,000,000	0
Equity method investments and other					320,000,000	304,000,000
Investments					$ 490,000,000	$ 323,000,000